Note 10 - Share Based Compensation - Allocation of Stock-based Compensation Expense -10-Q (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock-based compensation	$ 165	$ 141	$ 754	$ 886
Cost of Revenue [Member]
Stock-based compensation	18	1
Research and Development [Member]
Stock-based compensation	0	3
Selling, General and Administrative [Member]
Stock-based compensation	$ 147	$ 137